Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013 entity	Dec. 31, 2012
Income Taxes (Textual)
Expiration dates description for tax operating loss carryforwards	Dec. 31, 2025
Federal tax credit carryforwards	$ 544,000	$ 106,000
Expiration date description for federal credits	Begin to expire in 2022
Number of entities acquired	3
Description of ownership percentage changes
ownership change occurs whenever the percentage of the shares of a corporation owned, directly or indirectly, by 5-percent shareholders, as defined in Section 382 of the Code, increases by more than 50 percentage points over the lowest percentage of the shares of such corporation owned, directly or indirectly, by such 5-percent shareholders at any time over the preceding three years.

Income as result of change in accounting over the period 2013 through 2015	2,386,000
Federal net operating loss carryforwards	11,410,000	5,600,000
State net operating loss carryforwards	9,790,000	5,600,000
Expense (benefit) from income taxes	(587,662)	(2,646,523)
Net valuation allowance	4,061,151
Operating loss federal	7,350,000
Operating Loss State	$ 6,300,000
Puerto Rico LLC [Member]
Income Taxes (Textual)
Equity interest percentage in subsidiary	100.00%